Time charter revenues and related contract balances - Minimum contractual future revenues (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Time charter revenues and related contract balances
2021	$ 32,369
2022	32,369
2023	32,369
2024	32,369
2025	27,091
Thereafter	96,683
Total	253,250
2021	90,441
2022	90,441
2023	90,441
2024	90,441
2025	77,717
Thereafter	286,467
Total - undiscounted	725,948
Operating lease	321,724
Direct financing lease	404,224
Discounting effect	(172,499)
Financing lease	231,725	$ 240,000
2021	122,810
2022	122,810
2023	122,810
2024	122,810
2025	104,808
Thereafter	383,150
Total	$ 979,198